RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taiwan [Member]
Restricted Net Assets [Abstract]
Percentage of profit after tax to legal reserve fund	10.00%
Minimum percentage of paid up capital to be maintained as legal reserve	25.00%
Accumulated reserve in statutory reserve account	$ 76	$ 99	$ 33
Thailand [Member]
Restricted Net Assets [Abstract]
Accumulated reserve in statutory reserve account	$ 13	13	13
Thailand [Member] | Minimum [Member]
Restricted Net Assets [Abstract]
Percentage of retained earnings to legal reserve	5.00%
Percentage of capital stock	10.00%
PRC [Member]
Restricted Net Assets [Abstract]
Accumulated reserve in statutory reserve account	$ 6,055	2,251	$ 0
Indonesia [Member]
Restricted Net Assets [Abstract]
Percentage of profit after tax to legal reserve fund	20.00%
Statutory Reserve [Member]
Statutory Reserve [Abstract]
At the beginning of the financial year	$ 2,363	46
Transferred from retained earnings	3,781	2,317
At the end of the financial year	$ 6,144	$ 2,363